Segment Reporting - Schedule of Total Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Total Liabilities [Line Items]
Total liabilities	€ 148,015	€ 188,039
Europe [Member]
Schedule of Total Liabilities [Line Items]
Total liabilities	107,495	182,960
North America [Member]
Schedule of Total Liabilities [Line Items]
Total liabilities	49,317	10,697
Eliminations [Member]
Schedule of Total Liabilities [Line Items]
Total liabilities	€ (8,797)	€ (5,618)